Equity Method Investments - Summary of Financial Information for YPL (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Assets
Current assets	$ 3,885		$ 3,885		$ 3,975
Total assets	24,561		24,561		17,881
Revenues	1,532	$ 1,405	3,112	$ 2,925
Liabilities
Current liabilities	2,767		2,767		2,652
Total liabilities	8,784		8,784		7,901
Net earnings (loss)	1,068	126	6,104	319
Net earnings (loss) attributable to YPL (formerly RHL)	1,068	126	6,104	319
Total comprehensive income (loss) attributable to YPL (formerly RHL)	1,123	233	6,154	92
Thomson Reuters carrying amount	7,913		7,913		1,136
LSEG Mark-to-Market- Thomson Reuters Share [Member]
Liabilities
Mark-to-market of LSEG shares	1,039		(573)
YPL (formerly RHL) [member]
Assets
Current assets	7		7		2,071
Non-current assets	18,663		18,663		21,094
Total assets	18,670		18,670		23,165
Revenues	0	1,588	551	3,221
Liabilities
Current liabilities	7		7		3,995
Non-current liabilities	36		36		14,268
Total liabilities	43		43		18,263
Gain related to the sale of Refinitiv to LSEG	0		18,645
Dividend income	51		51
Net earnings (loss)	2,547	(326)	17,257	(419)
Net assets	18,627		18,627		4,902
Remove: Net earnings attributable to non-controlling interests	0	(18)	(11)	(54)
Non-controlling interests	0		0		(2,415)
Net assets attributable to YPL (formerly RHL), Beginning balance			2,487	3,278	3,278
Net earnings (loss) attributable to YPL (formerly RHL)	2,547	(344)	17,246	(473)	(1,232)
Other comprehensive (loss) income attributable to YPL (formerly RHL)	0	128	(214)	(111)	330
Other adjustments			253		111
Distribution to owner			(1,145)
Total comprehensive income (loss) attributable to YPL (formerly RHL)	2,547	(216)	17,032	(584)
Net assets attributable to YPL (formerly RHL), Ending balance	18,627		$ 18,627		$ 2,487
Thomson Reuters % share			42.82%		45.00%
Thomson Reuters $ share			$ 7,976		$ 1,119
Historical excluded equity adjustment	(226)		(226)		(138)
Thomson Reuters carrying amount	7,750		7,750		$ 981
YPL (formerly RHL) [member] | LSEG Mark-to-Market- Thomson Reuters Share [Member]
Liabilities
Mark-to-market of LSEG shares	2,427		(1,147)
Dividend income	120	0	120
Refinitiv net loss prior to its sale to LSEG	$ 0	$ (326)	$ (361)	$ (419)